Private Equity Placement (Details Narrative) (USD $)	0 Months Ended	9 Months Ended		0 Months Ended
	Jul. 14, 2014	Sep. 30, 2014	Sep. 30, 2013	Jul. 24, 2014 Number
Proceeds from exercised option	$ 7,708,874	$ 315	$ 1,654
Private placement transaction related expenses	291,126
Proceeds from issuance of common stock to private placements		10,302,400
Private Placement [Member]
Number of stock shares issued for private placement				383,733
Number of accredited investors				17
Proceeds from issuance of common stock to private placements				2,116,473
Cash commission and expense allowance to relatedparty				$ 185,927